INVENTORIES	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
10.	INVENTORIES

The components of inventories were as follows:

	December 31, 2015	December 31, 2014
Finished goods
Coated paper	$53.9	$12.2
Uncoated paper	19.2	24.7
Newsprint	12.4	13.5
Pulp	10.6	3.4
Total finished goods	96.1	53.8
Work-in-progress	2.3	1.0
Raw materials – wood chips, pulp logs and other	48.5	24.8
Operating and maintenance supplies and spare parts	109.3	75.9
	$256.2	$155.5

At December 31, 2015, the company had applied write-downs to finished goods inventory of $1.1 million (December 31, 2014 – $0.6 million) and to raw materials inventory of $0.6 million (December 31, 2014 – $0.2 million).

At December 31, 2014, the inventory value of operating and maintenance supplies and spare parts was written down by $1.9 million as part of an impairment charge to reflect the indefinite curtailment of the Powell River No. 9 paper machine. See note 6, Measurement uncertainty – impairment of long-lived assets.

Inventories are pledged as collateral against the long-term debt of the company. See note 15, Long-term debt, for detailed disclosure of the collateral arrangements of the company.